Note 2 - Summary of Significant Accounting Policies: h. Estimates and Assumptions (Policies)	12 Months Ended
Sep. 30, 2016
Policies
h. Estimates and Assumptions

h.      Estimates and Assumptions – The preparation of financial statements in accordance with GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Significant areas requiring the use of management assumptions and estimates relate to asset impairments, asset retirement obligations, and stock based compensation.  Actual results could differ from these estimates and assumptions and could have a material effect on our reported financial position and results of operations.